Lease Commitments - Future Minimum Lease Payments for Noncancelable Capital and Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leases
2013	$ 3
2014	2
2015	3
2016	2
2017	1
Thereafter	5
Total minimum payments required	16
Less amounts representing interest	3
Present value of net minimum capital lease payments	13
Less current installments	2
Obligations under capital leases, excluding current installments	11
Operating Leases
2013	93
2014	60
2015	50
2016	44
2017	41
Thereafter	74
Total minimum payments required	$ 362